Contracts in Process (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Components of Contracts in Process

The components of contracts in process are presented in the table below.

	December 31,
	2013	2012
	(in millions)
Unbilled contract receivables, gross	$2,547	$2,879
Unliquidated progress payments	(1,035)	(1,255)

Unbilled contract receivables, net	1,512	1,624

Inventoried contract costs, gross	1,093	1,101
Unliquidated progress payments	(81)	(128)

Inventoried contract costs, net	1,012	973

Total contracts in process	$2,524	$2,597

General and Administrative, Independent Research and Development and Bid and Proposal Costs

The table below presents a summary of G&A, IRAD and B&P costs included in inventoried contract costs and the changes to them, including amounts charged to cost of sales by the Company’s U.S. Government contractor businesses for the periods presented.

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Amounts included in inventoried contract costs at beginning of the year	$110	$91	$97
IRAD and B&P costs incurred	296	336	327
Other G&A costs incurred	893	891	843

Total contract costs incurred	1,189	1,227	1,170

Amounts charged to cost of sales	(1,161)	(1,208)	(1,176)

Amounts included in inventoried contract costs at end of the year	$138	$110	$91

Selling, General and Administrative Expenses and Research and Development Expenses

The table below presents a summary of selling, general and administrative expenses and research and development expenses for the Company’s commercial businesses, which are expensed as incurred and included in cost of sales on the Consolidated Statements of Operations.

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Selling, general and administrative expenses	$293	$306	$300
Research and development expenses	74	88	73

Total	$367	$394	$373